Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2013
Taxes on Income [Abstract]
Schedule of Income Tax Expense
	Year ended December 31
	2011	2012	2013
Current taxes	$1,661	$2,192	$1,218
Taxes in respect to previous years	67	-	(609)
Deferred taxes	250	692	678
Income tax expense*	$1,978	$2,884	$1,287

*	Most of the Company's taxes are calculated based on Israeli tax law except for taxes of the US ,UK, Luxembourg and Cyprus subsidiaries that are calculated based on relevant local tax laws.

Schedule of Income (Loss) before Income Taxes and Income Taxes Expense (Benefit)
Income before income taxes and income taxes expense (benefit) included in the consolidated statements of operations

	Year ended December 31
	2011	2012	2013
Income (loss) before income taxes:
Israel	$5,703	$10,473	$7,598
Foreign jurisdiction	610	701	211
	6,313	11,174	7,809

Income tax expense (benefit):
Current taxes:
Israel	2,074	2,162	1,155
Foreign jurisdiction	(413)	30	63
	1,661	2,192	1,218

Tax expense (benefit) in respect to
previous years:
Israel	(358)	-	(660)
Foreign jurisdiction	425	-	51
	67	-	(609)

Deferred taxes:
Israel	(366)	421	689
Foreign jurisdiction	616	271	(11)
	250	692	678

Total	$1,978	$2,884	$1,287

Schedule of Income Tax Reconciliation
Reconciliation between the tax on the pre-tax adjusted earnings and the tax expense included in the statement of operations

	Year ended December 31
	2011	2012	2013

Statutory tax rate	24%	25%	25%

Income before taxes on income as reported
In the statement of operations	$6,313	$11,174	$7,809

Computed "expected" tax expense	1,515	2,794	1,952

Non-deductible expenses	29	151	518
Tax adjustment in respect of different tax rate
for foreign subsidiaries	97	132	35
Taxes in respect to previous years	67	-	(609)
Influence of change in tax rate on DTA	127	-	15
Valuation allowance	(478)	(183)	63
Differences in basis of measurements for
financial reporting and tax return purposes	711	24	(650)
Utilize tax losses from prior years	(8)	(2)	-
Other differences, net	(82)	(32)	(37)

	$1,978	$2,884	$1,287

Schedule of Deferred Tax Assets and Liabilities
As of December 31, 2012 and 2013, the tax effects of temporary differences that give rise to significant portions of deferred tax assets and liabilities are attributable to the following:

	Year ended December 31
	2012	2013
Deferred tax assets:

Provision for doubtful debts	$1,893	$1,839
Vacation pay accruals	151	267
Stock-based compensation	238	-
Capital loss carryforward	59	122
Net operating loss carryforwards	-	173
Severance pay fund	43	24

Total gross deferred tax assets	2,384	2,425

Less valuation allowance	(59)	(122)

Deferred tax assets, net	2,325	2,303
Deferred tax liabilities:
Marketable securities	(49)	(8)
Fixed assets	(1,855)	(2,445)
Customer relations	-	(1,310)
Foreign currency derivatives	(14)	(120)
Cash flow hedging derivatives	(73)	(55)
Goodwill	(388)	(582)

Total gross deferred tax liabilities	(2,379)	(4,520)

Net deferred tax asset (liability)	$(54)	$(2,217)

Reconciliation of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2011	2012	2013

Balance at January 1	$1,172	$1,394	$1,521
Increase related to prior year tax positions	116	-	-
Decrease related to statute expiration	-	-	(599)
Increase related to current year tax positions	106	127	108

Balance at December 31	$1,394	$1,521	$1,030